Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Net (Details) [Line Items]
Bad debt expense	$ 26,688
Recovery bad debt	27,993
Disposal bed expense		$ 10,148	$ 5,826
Accounts Receivable [Member]
Accounts Receivable, Net (Details) [Line Items]
Bad debt expense	$ 30,572